4. ACCOUNTS RECEIVABLE	6 Months Ended
Jun. 30, 2013
Receivables [Abstract]
NOTE 4. ACCOUNTS RECEIVABLE

NOTE 4 – ACCOUNTS RECEIVABLE

Summaries of accounts receivable are as follows:

	June 30,	December 31,
	2013	2012
	(unaudited)

Net investment in direct financing and sales-type lease	$47,538	$41,427
Receivable from value-added services	3,380	3,570
Less: Allowance for doubtful accounts	(16,409)	(12,041)
	$34,509	$32,956

Net investment in direct financing and sales-type lease included into the accounts receivable represents the net investment in direct financing and sales-type lease which is overdue and delinquent.